Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2019	2020	2021
Numerator:

Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$(156,722)	$(54,975)	$69,274
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	7,386	(31,137)	858,451
Net income/(loss) attributable to Sohu.com Limited, basic	(149,336)	(86,112)	927,725
Effect of dilutive securities:
Incremental dilution from Changyou	(507)	(392)	0
Incremental dilution from Sogou	(606)	0	(20)
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(157,282)	(55,365)	69,274
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	6,833	(31,139)	858,431

Net income/(loss) attributable to Sohu.com Limited, diluted	$(150,449)	$(86,504)	$927,705

Denominator:
Weighted average basic ordinary shares outstanding	39,249	39,452	39,501
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$39,249	$39,452	$39,501

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(3.99)	$(1.39)	$1.75
Discontinued operations	0.19	(0.79)	21.74

Net income/(loss) per share	(3.80)	(2.18)	23.49

Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(4.01)	$(1.40)	$1.75
Discontinued operations	0.18	(0.79)	21.74

Net income/(loss) per share	(3.83)	(2.19)	23.49